SUPPLEMENT DATED JULY 29, 2024
      TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED APRIL 29, 2024
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                          Polaris Variable Annuity
                        Polaris II Variable Annuity
                     Polaris Choice II Variable Annuity
                    Polaris Choice III Variable Annuity
                     Polaris Choice IV Variable Annuity
                   Polaris Platinum II Variable Annuity
                Polaris Preferred Solution Variable Annuity

                      VARIABLE ANNUITY ACCOUNT SEVEN
          Polaris II A-Class Platinum Series Variable Annuity

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       FS VARIABLE SEPARATE ACCOUNT
                Polaris Preferred Solution Variable Annuity
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This supplement updates certain information in the Appendix A - Underlying Funds Available Under the Contract to the most recent prospectus and updating summary prospectus (collectively, the "Prospectus"). Effective on or about July 29, 2024, the Current Expenses for below Underlying Funds have been updated as follows. Please note that not all of the Underlying Funds listed in this supplement may be available in your product. Please check your product's Prospectus for availability.

--------------------------------------------------------  ----------  -----------------
 Underlying Fund Name                                        Share       New Current
                                                             Class         Expense
--------------------------------------------------------  ----------  -----------------
SA Allocation Balanced Portfolio                           Class 3          1.01%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Growth Portfolio                             Class 3          1.05%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Growth Portfolio                    Class 3          1.03%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Portfolio                           Class 3          1.02%*
--------------------------------------------------------  ----------  -----------------
SA American Century Inflation Protection Portfolio         Class 3          0.90%
--------------------------------------------------------  ----------  -----------------
SA Putnam Asset Allocation Diversified Growth Portfolio    Class 3          1.18%*
--------------------------------------------------------  ----------  -----------------


* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

             Please keep this supplement with your Prospectus.